COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	6 Months Ended	9 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Nov. 30, 2013 Consultant [Member]	Nov. 01, 2013 Consultant [Member]	Nov. 30, 2013 Consultant [Member] Maximum [Member]	Sep. 02, 2013 Chief Executive Officer [Member]	Sep. 30, 2012 Executive Vice President of Finance [Member]	Mar. 31, 2013 Chief Operating Officer [Member]
Operating Lease
Rent expense	$ 26,323	$ 52,239	$ 46,254
2013		22,781
2014		91,738
2015		54,416
2016
2017
Total future minimum payments		168,935
Consulting Agreements
Consulting fees		15,000
Annual service fee					200,000		180,000
Shares granted						1,000,000
Price per share				$ 0.010
Employment Agreements
Annual salary								$ 192,000	$ 210,000